Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Instruments isuued abroad [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		$ 91	$ 96
Gain (Loss) Recognized in Income	[1]
Gain (Loss) Recognized in Equity	[2]	(66)	(5)
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		25	91
Subtotal [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		36,687	7,165
Gain (Loss) Recognized in Income	[1]	1,084	323
Gain (Loss) Recognized in Equity	[2]	(3,234)	(652)
Purchases		10,212	71,539
Sales		(20,453)	(70,897)
Transfer from Level 1 and 2		6,399	29,209
Transfer to Level 1 and 2		(5,467)
Assets at end of period		25,228	36,687
Trading securities [Member] | Level 3 of fair value hierarchy [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		5,494	55,094
Gain (Loss) Recognized in Income	[1]	(503)	(708)
Gain (Loss) Recognized in Equity	[2]
Purchases		42,484	49,424
Sales		(3,160)	(98,316)
Transfer from Level 1 and 2		7,169
Transfer to Level 1 and 2
Assets at end of period		51,484	5,494
Trading securities [Member] | Level 3 of fair value hierarchy [Member] | Other instruments issued in Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		5,494
Gain (Loss) Recognized in Income	[1]	(503)
Gain (Loss) Recognized in Equity	[2]
Purchases		42,484
Sales		(3,160)
Transfer from Level 1 and 2		7,169
Transfer to Level 1 and 2
Assets at end of period		51,484	5,494
Trading securities [Member] | Level 3 of fair value hierarchy [Member] | Other instruments issued in Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		5,494	55,094
Gain (Loss) Recognized in Income	[1]		(708)
Gain (Loss) Recognized in Equity	[2]
Purchases			49,424
Sales			(98,316)
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period			5,494
Financial assets measured at fair value through other comprehensive income, category [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		42,181	62,259
Gain (Loss) Recognized in Income	[1]	581	(385)
Gain (Loss) Recognized in Equity	[2]	(3,234)	(652)
Purchases		52,696	120,963
Sales		(23,613)	(169,213)
Transfer from Level 1 and 2		13,568	29,209
Transfer to Level 1 and 2		(5,467)
Assets at end of period		76,712	42,181
Financial assets measured at fair value through other comprehensive income, category [Member] | Other instruments issued in Chile [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		36,596	7,069
Gain (Loss) Recognized in Income	[1]		323
Gain (Loss) Recognized in Equity	[2]		(647)
Purchases			71,539
Sales			(70,897)
Transfer from Level 1 and 2			29,209
Transfer to Level 1 and 2
Assets at end of period			36,596
Financial assets measured at fair value through other comprehensive income, category [Member] | Debts Securities [Member]
Fair Value of Financial Assets and Liabilities (Details) - Schedule of reconciliation between the beginning and ending balances of instruments [Line Items]
Assets at beginning of period		36,596
Gain (Loss) Recognized in Income	[1]	1,084
Gain (Loss) Recognized in Equity	[2]	(3,168)
Purchases		10,212
Sales		(20,453)
Transfer from Level 1 and 2		6,399
Transfer to Level 1 and 2		(5,467)
Assets at end of period		$ 25,203	$ 36,596

[1]	It is recorded in the income statement under “Net financial operating income”
[2]	It is recorded in Equity under “Other Comprehensive Income”